STOCK BASED COMPENSATION (Schedule of Fair Value Assumptions) (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2011	Mar. 31, 2011	Aug. 31, 2012	Aug. 31, 2011
STOCK BASED COMPENSATION [Abstract]
Expected option life (years), minimum			5	5
Expected option life (years), maximum			6	10
Expected stock price volatility (%), minimum		78.54%	76.03%	112.50%
Expected stock price volatility (%), maximum		78.68%	76.03%	114.20%
Risk-free interest rate (%), minimum		2.11%	0.80%	1.60%
Risk-free interest rate (%), maximum		2.19%	1.00%	3.60%
Expected dividend yield (%)	0.00%	0.00%	0.00%	0.00%